Equity	12 Months Ended
Dec. 31, 2021
Equity

17	Equity

a) Share capital

As of December 31, 2021, the Company’s share capital was R$ 17 (R$ 17 as of December 31, 2020) represented by 93,722,831 shares comprised by 47,920,068 class A common shares and 45,802,763 class B common shares (93,146,731 shares comprised by 45,112,416 class A common shares and 48,034,315 class B common shares as of December 31, 2020).

b) Afya Brazil

Prior to the completion of Afya’s IPO in July 2019, Afya Brazil was the predecessor of Afya. As such, the consolidated financial statements reflect the operating results of Afya Brazil prior to the reorganization. As of December 31, 2018, Afya Brazil’s share capital was R$ 315,000 represented by 1,443,541 shares, comprised of 1,411,895 common shares, 26,523 Class A preferred shares and 5,123 Class B preferred shares.

Common shares were the only class of shares with voting rights.

Class A preferred shares had the following characteristics: (i) do not grant voting rights at the shareholders meetings; (ii) the right to receive an amount, as dividend, per share equal to 17.7 times the amount received per common share; and (iii) were convertible into common shares at the ratio of 1 preferred share for 17.7 common shares in the situations described in the Shareholders Agreement.

Class B preferred shares had no voting rights and had priority in capital reimbursement in case of liquidation of the Company, with no premium. Class B preferred shares were convertible into common shares at the ratio of 1 Class B preferred share f1or 1 common share, in certain situations.

On April 26, 2018, the shareholders approved a capital increases of (i) R$55,000 through the issuance of 124,994 common shares; and (ii) R$ 11,670 through the issuance of 26,523 Class A preferred shares.

On August 31, 2018, the Board of Directors approved a capital increase of R$1,304 through the issuance of 5,123 Class B preferred shares.

On December 4, 2018, the shareholders approved a capital increase of R$99,999 through the issuance of 137,298 common shares.

On December 31, 2018, the shareholders approved a capital increase of R$ 80,541 with earnings reserves and retained earnings without an issuance of new shares.

On March 8, 2019, the shareholders of Afya Brazil approved a renounce of dividends for the year ended December 31, 2016 of R$4,107; and an increase of capital through the issuance of 37,200 common shares, in the amount of R$ 0.01, subscribed entirely by the shareholders BR Health and certain members of the Esteves Family.

On March 12, 2019, the shareholders of Afya Brazil approved amongst other matters: (i) the change in its legal name to Afya Participações S.A.; (ii) a capital increase through the issuance of 156,337 common shares, in the amount of R$ 150,000, subscribed entirely by BR Health; and (iii) the propose to repurchase 160,000 common shares issued by the Company, at the acquisition price of R$ 206.25 per share, in the total amount of R$33,001, all held by the shareholder Nicolau Carvalho Esteves. The Company's common shares object of the repurchase approved were immediately canceled by the Company, without reduction of its share capital.

On March 29, 2019, Afya Brazil issued 378,696 common shares to the shareholders of BR Health and Guardaya, and had a capital increase of R$ 122,062 and an additional paid-in capital of R$ 137,051.

In June 2019, Afya Brazil’s shareholders approved an increase of capital through the issuance of 157,202 common shares in exchange of the acquisitions of FASA, IESP and Univaço minority interests, in the total amount of R$ 24,310.

On June 18, 2019, the shareholders of Afya Brazil approved an increase of capital through the issuance of 27,211 common shares in exchange of the acquisition of an addition 15% interest at UEPC, in the total amount of R$ 24,458, subscribed entirely by the shareholder Bozano Educacional II Fundo de Investimento em Participações Multiestratégia.

In addition to the capital increase related to the acquisition of the non-controlling interests of FASA, IESP and Univaço and the interest in UEPC, the Company had an additional paid-in capital of R$ 36,358.

c) Additional paid in capital

At the year ended December 31, 2021, Afya had capital increases regarding business combinations purchase price paid in shares totaling R$74,500.

Afya also had additional paid in capital regarding capital reserves on transferring treasury shares from the exercise of stock options and contribution of Afya Brazil shares paid to RX PRO selling shareholders, totaling R$21,861 and R$783 respectively.

d) Dividends

On March 8, 2019, the shareholders of Afya Brazil approved the cancellation of dividends for the year ended December 31, 2016 of R$4,107.

On June 13, 2019, Afya Brazil approved the payment of interim dividends totaling R$ 38,000 to Afya Brazil shareholders of record on June 13, 2019. The dividend amount was determined based on the Afya Brazil’s net income for the five months ended May 31, 2019 and were paid on September 26, 2019. Afya and its public shareholders were not entitled to receive such dividends.

At the year ended December 31, 2021, CCSI and IESVAP approved the payment of interim dividends of R$ 65,521, which R$46,873 was distributed to Afya Brazil and R$ 18,648 to non-controlling shareholders.

e) Buy-back program

On December 23, 2020, the Company announced that its Board of Directors has approved a share buy-back program. Under the share buyback program, Afya may repurchase up to 1,015,844 of its outstanding Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period beginning on December 24, 2020 continuing until the earlier of the completion of the repurchase or December 31, 2021, depending upon market conditions.

On October 27, 2021, the Company’s board of directors approved a new share repurchase program. Afya may repurchase up to 1,383,108 of its outstanding Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, beginning on October 28, 2021 until the earlier of the completion of the repurchase or December 31, 2022, depending upon market conditions.

The share buy-back program takes place in accordance with the conditions established by the Board of Directors. Afya intends to repurchase the shares to execute the Stock Option Program for the executives of the Company. This program was concluded on October 21, 2021.

During 2021, the Company repurchased 2,142,051 shares at the weighted average price of R$ 99.76 (in Brazilian Reais) or US$ 18.00, amounting to R$ 213,722. During year ended December 31, 2021, 442,669 of these shares were used by the Company any to settle the share-based program, totaling R$55,197.

The following table illustrates the number and movements in treasury shares during the period:

	Number of shares	Average price (in Brazilian Reais)
Outstanding at January 1, 2021	-
Repurchased	2,142,051	99.76
Transferred from exercise of options	(442,669)	124.08
Transferred from shares contribution	(44,455)	111.94
Outstanding at December 31, 2021	1,654,927	92.23